UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		February 7, 2002

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    75
Form 13F Information Table Value Total:    $359,345
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3494 62675.00 SH       SOLE                 62675.00
Acxiom Corp                    COM              005125109     2408 137850.00SH       SOLE                137850.00
Affiliated Computer Services I COM              008190100    16307 153650.00SH       SOLE                153650.00
Albertson's Inc                COM              013104104      265  8416.00 SH       SOLE                  8416.00
AmSouth Bancorporation         COM              032165102     1983 104941.00SH       SOLE                104941.00
American Home Products         COM              026609107      871 14200.00 SH       SOLE                 14200.00
Apogent Technologies, Inc      COM              03760A101     1711 66300.00 SH       SOLE                 66300.00
AptarGroup Inc                 COM              038336103    11409 325700.00SH       SOLE                325700.00
Arrow Electronics, Inc         COM              042735100     3769 126050.00SH       SOLE                126050.00
BISYS Group Inc                COM              055472104    10373 162100.00SH       SOLE                162100.00
BJ's Wholesale Club, Inc       COM              15548J106     5444 123450.00SH       SOLE                123450.00
Baldor Electric                COM              057741100     6001 287123.00SH       SOLE                287123.00
Bank of America Corp           COM              06605F102      217  3443.00 SH       SOLE                  3443.00
Beckman Coulter Inc            COM              075811109     5347 120700.00SH       SOLE                120700.00
Biomet, Inc                    COM              090613100     7708 249448.00SH       SOLE                249448.00
Bristol-Myers Squibb Co        COM              110122108      275  5400.00 SH       SOLE                  5400.00
C R Bard                       COM              067383109     7214 111850.00SH       SOLE                111850.00
Certegy                        COM              156880106     5627 164440.00SH       SOLE                164440.00
Charter One Financial          COM              160903100     3418 125894.00SH       SOLE                125894.00
Cintas Corp                    COM              172908105     5533 115275.00SH       SOLE                115275.00
Comcast Corp Cl A SPL          COM              200300200      252  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     4565 161300.00SH       SOLE                161300.00
Conmed Corp                    COM              207410101     2581 129300.00SH       SOLE                129300.00
Costco Wholesale Corp          COM              22160K105      458 10320.00 SH       SOLE                 10320.00
Danaher Corp                   COM              235851102    15937 264250.00SH       SOLE                264250.00
Donaldson Co                   COM              257651109    12988 334400.00SH       SOLE                334400.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Edwards Lifesciences           COM              28176E108      971 35160.00 SH       SOLE                 35160.00
Electronic Data Systems Corp   COM              285661104     1827 26650.00 SH       SOLE                 26650.00
Entercom Communications Corp   COM              293639100     1500 30000.00 SH       SOLE                 30000.00
Equifax Inc                    COM              294429105     6494 268882.00SH       SOLE                268882.00
Expeditors International       COM              302130109      569 10000.00 SH       SOLE                 10000.00
Exxon Mobil Corp               COM              30231G102     1379 35096.00 SH       SOLE                 35096.00
FIserv Inc                     COM              337738108    20592 486581.00SH       SOLE                486581.00
Fifth Third Bancorp            COM              316773100     2425 39533.00 SH       SOLE                 39533.00
First Data Corp                COM              319963104    20819 265385.00SH       SOLE                265385.00
G&K Services, Inc              COM              361268105     1163 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103      285  7104.00 SH       SOLE                  7104.00
Genzyme Corp                   COM              372917104     1215 20300.00 SH       SOLE                 20300.00
Health Management Associates I COM              421933102     2208 120000.00SH       SOLE                120000.00
Idex Corp                      COM              45167R104     7938 230099.00SH       SOLE                230099.00
Intel Corp                     COM              458140100      236  7500.00 SH       SOLE                  7500.00
International Business Machine COM              459200101     1505 12440.00 SH       SOLE                 12440.00
Jones Apparel Group Inc        COM              480074103     1552 46800.00 SH       SOLE                 46800.00
Keane Inc                      COM              486665102     2975 164980.00SH       SOLE                164980.00
Kroger Co                      COM              501044101     1240 59425.00 SH       SOLE                 59425.00
Littelfuse Inc                 COM              537008104     1312 50000.00 SH       SOLE                 50000.00
Merck & Co                     COM              589331107     1679 28550.00 SH       SOLE                 28550.00
National City Corp             COM              635405103     8674 296650.00SH       SOLE                296650.00
National Commerce Financial Co COM              63545P104      620 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    14150 442325.00SH       SOLE                442325.00
Pactiv Corp                    COM              695257105     1282 72200.00 SH       SOLE                 72200.00
Patterson Dental Company       COM              703412106     2689 65700.00 SH       SOLE                 65700.00
Pfizer Inc                     COM              717081103     2324 58310.00 SH       SOLE                 58310.00
Pinnacle West Capital Corp     COM              723484101     2716 64900.00 SH       SOLE                 64900.00
Quest Diagnostics Inc          COM              74834L100     6830 95250.00 SH       SOLE                 95250.00
Robert Half International Inc  COM              770323103     3897 145950.00SH       SOLE                145950.00
Royal Dutch Petroleum Co       COM              780257804      227  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100    11145 273025.00SH       SOLE                273025.00
Teleflex Inc                   COM              879369106    15060 318326.00SH       SOLE                318326.00
Tyco International             COM              902124106    25147 426950.00SH       SOLE                426950.00
U.S. Bancorp                   COM              902973304    12700 606785.00SH       SOLE                606785.00
Universal Health Services      COM              913903100     8855 207000.00SH       SOLE                207000.00
Viacom Inc Cl B                COM              925524308     1090 24680.00 SH       SOLE                 24680.00
Viad Corp                      COM              92552R109     2458 103800.00SH       SOLE                103800.00
Washington Mutual Inc          COM              939322103      317  9705.00 SH       SOLE                  9705.00
Waters Corp                    COM              941848103     4448 114800.00SH       SOLE                114800.00
Wells Fargo & Company          COM              949746101      311  7153.00 SH       SOLE                  7153.00
Westamerica Bancorp            COM              957090103     2236 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     4356 100000.00SH       SOLE                100000.00
Zimmer Holdings Inc            COM              98956P102     1391 45540.00 SH       SOLE                 45540.00
Zions Bancorporation           COM              989701107     9684 184170.00SH       SOLE                184170.00
Franklin Templeton, Oregon Tax COM              354723785      206 18222.5420SH      SOLE               18222.5420
Lord Abbett Affiliated Fund Cl COM              544001100      376 27475.3740SH      SOLE               27475.3740
Putnam Tax Exempt Income Fund  COM              746870104      116 13383.5640SH      SOLE               13383.5640